Accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Liabilities Disclosure [Abstract]
Schedule of accrued liabilities

	June 30,	December 31,
	2012	2011
	$	$

Construction in progress	428,100	4,320,775
Non-equity incentive plan compensation	1,688,828	1,756,155
Other	413,736	829,970
	2,530,664	6,906,900